Derivatives and Hedging Activities (Effect of Derivative Instruments in Consolidated Statements of Income) (Detail) - Foreign Exchange Contract - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Designated as Hedging Instrument | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI (effective portion)	¥ 1,619	¥ 52	¥ (3,309)
Other Nonoperating Income Expense | Designated as Hedging Instrument | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated OCI into income (effective portion)	5,890	(4,217)	(3,260)
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	(311)	(131)	(145)
Other Nonoperating Income Expense | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivative	¥ 7,018	¥ 1,099	¥ (21,728)